Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	May 14, 2013
Document Effective Date	May 14, 2013
Prospectus Date	May 14, 2013
Focused Large-Cap Growth Portfolio | Class A
Risk/Return:
Trading Symbol	SSFAX
Focused Large-Cap Growth Portfolio | Class B
Risk/Return:
Trading Symbol	SSFBX
Focused Large-Cap Growth Portfolio | Class C
Risk/Return:
Trading Symbol	SSFTX
Focused Large-Cap Growth Portfolio | Class Z
Risk/Return:
Trading Symbol	SSFZX
Focused Small-Cap Growth Portfolio | Class A
Risk/Return:
Trading Symbol	NSKAX
Focused Small-Cap Growth Portfolio | Class B
Risk/Return:
Trading Symbol	NBSCX
Focused Small-Cap Growth Portfolio | Class C
Risk/Return:
Trading Symbol	NCSCX
Focused Small-Cap Growth Portfolio | Class I
Risk/Return:
Trading Symbol	NSKIX
Focused Small-Cap Value Portfolio | Class A
Risk/Return:
Trading Symbol	SSSAX
Focused Small-Cap Value Portfolio | Class B
Risk/Return:
Trading Symbol	SSSBX
Focused Small-Cap Value Portfolio | Class C
Risk/Return:
Trading Symbol	SSSTX
Focused Dividend Strategy Portfolio | Class A
Risk/Return:
Trading Symbol	FDSAX
Focused Dividend Strategy Portfolio | Class B
Risk/Return:
Trading Symbol	FDSBX
Focused Dividend Strategy Portfolio | Class C
Risk/Return:
Trading Symbol	FDSTX
Focused Dividend Strategy Portfolio | Class W
Risk/Return:
Trading Symbol	FDSWX
SunAmerica Strategic Value Portfolio | Class A
Risk/Return:
Trading Symbol	SFVAX
SunAmerica Strategic Value Portfolio | Class B
Risk/Return:
Trading Symbol	SFDBX
SunAmerica Strategic Value Portfolio | Class C
Risk/Return:
Trading Symbol	SFVTX